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Pamela M. Krill
Associate General Counsel
Office of General Counsel & Corporate Compliance
Phone: 608.231.8365
Fax: 608.236.8365
E-mail: pam.krill@cunamutual.com

                                                                     May 5, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

     Re: CUNA MUTUAL INSURANCE SOCIETY
         CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
         FILE NOS. 333-148423/811-8260
         RULE 497 FILING

Dear Commissioners:

     I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2008 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-8365.

                                        Sincerely,


                                        /s/ Pamela M. Krill

                                        Pamela M. Krill